Fair Value Measurement	9 Months Ended
Sep. 30, 2014
Fair Value Measurement
Fair Value Measurement

4.Fair Value Measurement

Fair Value of Financial Instruments

The Company determines fair value amounts using available market information and appropriate valuation methodologies. Fair value is the price that would be received to sell an asset or would be paid to transfer a liability in an orderly transaction between market participants at the measurement date. Considerable judgment is required in interpreting market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methods may have a material effect on the estimated fair value amounts.

The Company enters into a variety of derivative financial instruments, which may include over-the-counter instruments, such as natural gas, crude oil, and natural gas liquid contracts. The Company utilizes valuation techniques that maximize the use of observable inputs, where available. If listed market prices or quotes are not published, fair value is determined based upon a market quote, adjusted by other market-based or independently sourced market data, such as trading volume, historical commodity volatility, and counterparty-specific considerations. These adjustments may include amounts to reflect counterparty credit quality, the time value of money, and the liquidity of the market.

Counterparty credit valuation adjustments are necessary when the market price of an instrument is not indicative of the fair value because of the credit quality of the counterparty. Generally, market quotes assume that all counterparties have low default rates and equal credit quality. Therefore, an adjustment may be necessary to reflect the quality of a specific counterparty to determine the fair value of the instrument. The Company currently has all of its derivative positions placed and held by members of its lending group, which have strong credit quality.

Liquidity valuation adjustments are necessary when the Company is not able to observe a recent market price for financial instruments that trade in less active markets. Exchange traded contracts are valued at market value without making any additional valuation adjustments; therefore, no liquidity reserve is applied.

Valuation Hierarchy

Fair value measurements are grouped into a three-level valuation hierarchy. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. A financial instrument’s categorization within the hierarchy is based upon the input that requires the highest degree of judgment in the determination of the instrument’s fair value. The three levels are defined as follows:

Level 1Pricing inputs are based on published prices in active markets for identical assets or liabilities as of the reporting date. The Company does not classify any of its financial instruments as Level 1.

Level 2Pricing inputs include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, as of the reporting date. Contracts that are not traded on a recognized exchange or are tied to pricing transactions for which forward curve pricing is readily available are classified as Level 2 instruments. These include natural gas, crude oil and some natural gas liquids price swaps and natural gas basis swaps.

Level 3Pricing inputs include significant inputs that are generally unobservable from objective sources. The Company classifies natural gas liquid swaps and basis swaps for which future pricing is not readily available as Level 3. The Company obtains estimates from independent third parties for its open positions and subjects those to the credit adjustment criteria described above.

The financial instruments carried at fair value as of September 30, 2014 and December 31, 2013, by consolidated balance sheet caption and by valuation hierarchy, as described above are as follows:

	September 30, 2014
	Fair Value Measurements
(in thousands of dollars)	(Level 1)	(Level 2)	(Level 3)	Total
Commodity Price Hedges

Current assets	$—	$13,176	$(99)	$13,077
Long-term assets	—	15,091	34	15,125
Current liabilities	—	712	276	988
Long-term liabilities	—	913	97	1,010

	December 31, 2013
	Fair Value Measurements
(in thousands of dollars)	(Level 1)	(Level 2)	(Level 3)	Total
Commodity Price Hedges

Current assets	$—	$8,837	$—	$8,837
Long-term assets	—	25,967	(569)	25,398
Current liabilities	—	10,188	476	10,664
Long-term liabilities	—	—	190	190

The following table represents quantitative information about Level 3 inputs used in the fair value measurement of the Company’s commodity derivative contracts as of September 30, 2014.

(fair value in thousands of dollars)	Quantitative Information About Level 3 Fair Value Measurements
Commodity Price Hedges	Fair Value	Valuation Technique	Unobservable Input	Range

Natural gas liquid swaps	$(438)	Use a discounted cash flow approach using inputs including forward price statements from counterparties	Natural gas liquid futures prices	$6.72 - $72.52

Significant increases/decreases in natural gas liquid futures in isolation would result in a significantly lower/higher fair value measurement. The following table presents the changes in the Level 3 financial instruments for the nine months ended September 30, 2014. Changes in fair value of Level 3 instruments represent changes in gains and losses for the periods that are reported in other income (expense). New contracts entered into during the year are generally entered into at no cost with changes in fair value from the date of agreement representing the entire fair value of the instrument. Transfers between levels are evaluated at the end of the reporting period.

(in thousands of dollars)	Level 3

Balance at December 31, 2013, net	$(1,235)
Purchases	(390)
Settlements	—
Transfers to Level 2	(74)
Transfers to Level 3	—
Changes in fair value	1,261
Balance at September 30, 2014, net	$(438)

Transfers from Level 3 to Level 2 represent all of the Company’s natural gas liquids and basis swaps for which observable forward curve pricing information has become readily available. There were no transfers to Level 3 for the nine months ended September 30, 2014.

Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis

The following table provides the fair value of financial instruments that are not recorded at fair value in the consolidated financial statements:

	September 30, 2014		December 31, 2013
(in thousands of dollars)	Carrying Amount	Fair Value	Carrying Amount	Fair Value

Debt:
Revolver	$270,000	$270,000	$498,000	$498,000
Term Loan	—	—	160,000	160,000
2022 Notes	500,000	500,000	—	—

The Revolver (as defined in Note 6) is categorized as Level 3 in the valuation hierarchy as the debt is not publicly traded and no observable market exists to determine the fair value; however, the carrying value of the Revolver approximates fair value, as it is subject to short-term floating interest rates that approximate the rates available to the Company for those periods.

The fair value of the 2022 Notes (as defined in Note 6) is based on pricing that is readily available in the public market. Accordingly, the 2022 Notes would be classified as Level 2 in the valuation hierarchy as the pricing is based on quoted market prices for similar debt securities in active markets.

Assets and liabilities acquired in business combinations are recorded at their fair value on the date of acquisition. Significant Level 3 assumptions associated with the calculation of future cash flows used in the analysis of fair value of the oil and gas property acquired include the Company’s estimate of future commodity prices, production costs, development expenditures, production, risk-adjusted discount rates, and other relevant data. Additionally, fair value is used to determine the inception value of the Company’s AROs. The inputs used to determine such fair value are primarily based upon costs incurred historically for similar work, as well as estimates from independent third parties for costs that would be incurred to restore leased property to the contractually stipulated condition. Additions to the Company’s ARO represent a nonrecurring Level 3 measurement.

The Company reviews its proved oil and gas properties for impairment purposes by comparing the expected undiscounted future cash flows at a producing field level to the unamortized capitalized cost of the asset. Significant assumptions associated with the calculation of future cash flows used in the impairment analysis include the Company’s estimate of future commodity prices, production costs, development expenditures, production, risk-adjusted discount rates, and other relevant data. Accordingly, the fair value of oil and gas properties used in estimating impairment represents a nonrecurring Level 3 measurement. The Company assessed its unproved properties for impairment as of September 30, 2014 and no impairments were noted. In the event of an impairment, charges are recorded on the Consolidated Statement of Operations. No impairment charges on the Company’s proved properties were recorded during the nine months ended September 30, 2014.